UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 73.9%
	APPAREL - 1.0%
37,400	Hanesbrands, Inc.	$ 776,424

	BANKS - 1.0%
8,900	JPMorgan Chase & Co.	781,776

	BEVERAGES - 1.0%
18,900	Coca-Cola Co.	802,116

	COMMERCIAL SERVICES - 1.3%
53,000	Western Union Co.	1,078,550

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
110,000	Arlington Asset Investment Corp.	1,554,300

	ELECTRIC - 1.4%
40,000	MDU Resources Group, Inc.	1,094,800

	ENTERTAINMENT - 0.8%
9,400	Cedar Fair LP	637,414

	FOOD - 4.2%
25,300	General Mills, Inc.	1,492,953
11,600	JM Smucker Co.	1,520,528
7,400	Sysco Corp.	384,208
		3,397,689
	FOREST PRODUCTS & PAPER - 1.9%
30,200	International Paper Co.	1,533,556

	IRON/STEEL - 1.9%
25,600	Nucor Corp.	1,528,832

	LEISURE TIME - 1.0%
14,000	Carnival Corp.	824,740

	MISCELLANEOUS MANUFACTURING - 1.9%
26,300	General Electric Co.	783,740
9,600	Ingersoll-Rand PLC	780,672
		1,564,412
	OIL & GAS - 5.2%
75,100	BP PLC	2,592,452
18,900	Exxon Mobil Corp.	1,549,989
		4,142,441
	PHARMACEUTICALS - 4.1%
40,800	AstraZeneca PLC	1,270,512
14,600	GlaxoSmithKline PLC	615,536
11,900	Merck & Co., Inc.	756,126
18,200	Pfizer, Inc.	622,622
		3,264,796
	PIPELINES - 1.7%
35,000	DCP Midstream Partners LP	1,373,050

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 73.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 15.3%
193,600	CBL & Associates Properties, Inc.	$ 1,846,944
153,700	CYS Investments, Inc.	1,221,915
213,900	Global Medical REIT, Inc.	1,942,212
83,995	Independence Realty Trust, Inc.	787,033
54,900	Invesco Mortgage Capital, Inc.	846,558
160,800	New Senior Investment Group, Inc.	1,640,160
19,900	Senior Housing Properties Trust	402,975
65,000	Sunstone Hotel Investors, Inc.	996,450
35,600	Uniti Group, Inc. *	920,260
116,800	Whitestone REIT	1,616,512
		12,221,019
	RETAIL - 11.3%
8,600	Best Buy Co., Inc.	422,690
17,100	CVS Health Corp.	1,342,350
35,000	Gap, Inc.	850,150
2,700	Home Depot, Inc.	396,441
33,100	Macy's, Inc.	981,084
3,100	McDonald's Corp.	401,791
264,700	Staples, Inc.	2,321,419
20,900	Target Corp.	1,153,471
16,750	Wal-Mart Stores, Inc.	1,207,340
		9,076,736
	SEMICONDUCTORS - 1.5%
33,500	Intel Corp.	1,208,345

	SOFTWARE - 0.5%
12,000	CA, Inc.	380,640

	TELECOMMUNICATIONS - 13.0%
30,000	AT&T, Inc.	1,246,500
161,000	CenturyLink, Inc.	3,794,770
738,000	Frontier Communications Corp.	1,579,320
23,500	Verizon Communications, Inc.	1,145,625
38,300	Vodafone Group PLC	1,012,269
299,500	Windstream Holdings, Inc.	1,632,275
		10,410,759
	TRANSPORTATION - 2.0%
14,750	United Parcel Service, Inc., Class B	1,582,675

	TOTAL COMMON STOCK (Cost $59,034,844)	59,235,070

	PREFERRED STOCK - 9.4%
	BANKS - 3.9%
118,000	Wells Fargo & Co., Series J, 8.00%	3,096,320

	INSURANCE - 5.5%
61,000	Aegon NV, 8.00%	1,582,340
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,824,831
		4,407,171

	TOTAL PREFERRED STOCK (Cost $8,019,476)	7,503,491

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares				Value

SHORT-TERM INVESTMENTS - 13.2%
10,581,409	Federated Treasury Obligations Fund, Institutional Class, 0.57% **			$ 10,581,409
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,581,409)			10,581,409

	TOTAL INVESTMENTS (Cost $77,635,729) - 96.5% (a)			$ 77,319,970
	OTHER ASSETS LESS LIABILITIES - 3.5%			2,840,869
	NET ASSETS - 100.0%			$ 80,160,839

LP - Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures, is $77,654,887 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:			$ 2,044,654
	Unrealized depreciation:			(2,379,571)
	Net unrealized depreciation:			$ (334,917)

		Underlying Face		Unrealized
Short Contract		Amount at Value ($)	Maturity	Gain / (Loss)
OPEN SHORT FUTURES CONTRACT - 0.0%
(172)	E-Mini S&P 500 Futures	(20,289,550)	June 2017	$ (34,400)
	Total Unrealized Loss from Open Futures Contract			$ (34,400)

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 91.9%
	AGRICULTURE - 1.3%
28,154	ITC Ltd.	$ 121,530

	AUTO PARTS & EQUIPMENT - 2.8%
801	Mando Corp.	185,871
49,000	Nexteer Automotive Group Ltd.	72,256
		258,127
	BANKS - 23.8%
21,200	Banco do Brasil SA	228,280
1,834	Bancolombia SA - ADR	73,122
1,400	Banco Marco SA - ADR, Class B	121,380
340,900	Bank of China Ltd.	169,320
2,420	Bank Pekao SA	80,612
24,000	BOC Hong Kong Holdings Ltd.	98,051
38,759	Commercial International Bank Egypt SAE	169,764
72,120	FirstRand Ltd.	249,211
17,700	Grupo Financiero Banorte SAB de CV	101,857
1,700	HDFC Bank Ltd. - ADR	127,874
20,750	HSBC Holdings PLC	169,012
7,016	Itau Unibanco Holding S.A.	85,162
10,919	Sberbank of Russia PJSC - ADR	125,896
114,814	Turkiye Is Bankasi	209,445
7,800	Yes Bank Ltd.	185,796
		2,194,782
	BUILDING MATERIALS - 1.3%
145,000	China Lesso Group Holdings Ltd.	122,583

	CHEMICALS - 4.0%
5,800	Daqo New Energy Corp. - ADR *	108,866
57,000	Formosa Chemicals & Fibre Corp.	177,335
260	Lotte Chemical Corp.	86,140
		372,341
	DIVERSIFIED FINANCIAL SERVICES - 6.6%
121,000	Fubon Financial Holding Co Ltd	197,396
5,231	Hana Financial Group Inc	172,839
119,580	Moscow Exchange MICEX-RTS PJSC	236,939
		607,174
	ELECTRONICS - 3.3%
40,700	Hon Hai Precision Industry Co. Ltd.	122,063
79,585	Micro-Star International Co. Ltd.	185,176
		307,239
	GAS - 1.0%
16,000	ENN Energy Holdings Ltd	90,073

	INSURANCE - 3.9%
15,232	Hanwha Life Insurance Co Ltd	82,269
26,500	Ping An Insurance Group Co. of China Ltd.	148,330
5,329	Vienna Insurance Group AG Wiener Versicherung Gruppe	128,935
		359,534
	INTERNET - 7.8%
2,430	Alibaba Group Holding Ltd. - ADR *	262,027
474	NCSoft Corp.	129,277
11,484	Tencent Holdings Ltd.	329,233
		720,537

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 91.9% (Continued)
	IRON/STEEL - 3.6%
200	Angang Steel Co Ltd. *	$ 142
5,334	Novolipetsk Steel PJSC	106,147
1,800	POSCO - ADR	116,100
4,100	Ternium SA - ADR	107,092
		329,481
	LEISURE TIME - 1.1%
2,100	Hero MotoCorp Ltd.	104,198

	MEDIA - 2.5%
1,353	Naspers Ltd., Class N	233,463

	MINING - 6.3%
93,800	ALROSA PJSC	151,690
37,376	Centamin PLC	80,873
30,100	Grupo Mexico SAB de CV	90,305
20,307	KAZ Minerals PLC *	115,713
9,193	MMC Norilsk Nickel PJSC - ADR	144,514
		583,095
	MISCELLANEOUS MANUFACTURING - 1.2%
14,700	Sunny Optical Technology Group Co. Ltd.	107,439

	OIL & GAS - 7.5%
3,631	Lukoil PJSC - ADR	192,661
82,200	Petroleo Brasileiro SA *	400,156
655	SK Innovation Co Ltd	97,521
		690,338
	REAL ESTATE - 0.7%
18,894	LSR Group PJSC	69,341

	RETAIL - 1.2%
40,000	ANTA Sports Products Ltd.	110,661

	SEMICONDUCTORS - 9.3%
1,000	NVIDIA Corp.	108,930
188	Samsung Electronics Co. Ltd.	346,311
2,000	SK Hynix, Inc.	90,316
50,000	Taiwan Semiconductor Manufacturing Co. Ltd.	311,444
		857,001
	SOFTWARE - 1.7%
555	NetEase, Inc. - ADR	157,620

	WATER - 1.0%
8,500	Cia de Saneamento Basico do Estado de Sao Paulo*	88,812

	TOTAL COMMON STOCK (Cost - $7,580,010)	8,485,369

	SHORT-TERM INVESTMENTS - 4.8%
447,759	Fidelity Treasury Obligations Fund, Institutional Class, 0.57% **	447,759
	TOTAL SHORT-TERM INVESTMENTS (Cost - $477,759)	447,759

	TOTAL INVESTMENTS - 96.7% (Cost - $8,027,769) (a)	$ 8,933,128
	OTHER ASSETS LESS LIABILITIES - 3.3%	301,202
	NET ASSETS - 100.0%	$ 9,234,330

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
PLC - Public Liability Company.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,958,079 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$ 975,984
Unrealized depreciation:	(935)
Net unrealized appreciation:	$ 975,049

As of March 31, 2017, the Fund's Long-Term Holdings were divided among countries as follows:

Country	Percentage
China	17.4%
South Korea	14.1%
Russia	11.1%
Taiwan	10.8%
Brazil	8.7%
India	5.8%
South Africa	5.2%
Great Britain	3.1%
Turkey	2.3%
Mexico	2.1%
United States	2.0%
Egypt	1.8%
Austria	1.4%
Argentina	1.3%
Luxembourg	1.2%
Hong Kong	1.0%
Jersey	0.9%
Poland	0.9%
Colombia	0.8%
Total Long-Term Holdings:	91.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2017.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

FOREIGN CURRENCY CONTRACTS:
Settlement Date	Foreign Currency Units to Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	Unrealized Appreciation (Depreciation)
To Buy:
6/21/2017	16,235,935	CNY	BNY Mellon	$ 2,341,834	USD	$ 2,344,097	$ 2,263
6/21/2017	5,090,600	ZAR	BNY Mellon	400,000	USD	373,993	(26,007)
						Total:	$ (23,744)

To Sell:
6/21/2017	10,125,915	CNY	BNY Mellon	$ 1,446,456	USD	$ 1,461,950	$ (15,494)
6/21/2017	6,267,198	CNY	BNY Mellon	895,378	USD	904,840	(9,462)
6/21/2017	5,181,320	ZAR	BNY Mellon	400,000	USD	380,658	19,342
							$ (5,614)
CNY - Chinese Yuan
ZAR - South African Rand

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 41.5%
	BANKS - 1.7%
9,300	First BanCorp/Puerto Rico *	$ 52,545

	CHEMICALS - 8.0%
2,900	Aceto Corp.	45,849
2,500	American Vanguard Corp.	41,500
2,100	Chemours Co.	80,850
3,100	Huntsman Corp.	76,074
		244,273
	COMMERCIAL SERVICES - 1.7%
800	HMS Holdings Corp. *	16,264
1,400	Quad/Graphics, Inc., Class A	35,336
		51,600
	COMPUTERS - 1.4%
900	Seagate Technology PLC	41,337

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
2,400	Navient Corp.	35,424
3,800	PHH Corp. *	48,374
2,100	Waddell & Reed Financial, Inc., Class A	35,700
5,400	WisdomTree Investments, Inc.	49,032
		168,530
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
1,200	Insteel Industries, Inc.	43,368
1,900	SPX Corp. *	46,075
		89,443
	ENGINEERING & CONSTRUCTION - 2.9%
1,200	MasTec, Inc. *	48,060
1,900	Mistras Group, Inc. *	40,622
		88,682
	FOOD - 1.2%
2,500	Darling Ingredients, Inc. *	36,300

	HEALTHCARE-PRODUCTS - 4.8%
5,400	Invacare Corp.	64,260
6,200	OraSure Technologies, Inc. *	80,166
		144,426
	HEALTHCARE-SERVICES - 0.2%
600	Kindred Healthcare, Inc.	5,010

	INSURANCE- 1.2%
1,300	Ambac Financial Group, Inc. *	24,518
2,700	Genworth Financial, Inc., Class A *	11,124
		35,642
	LEISURE TIME - 0.9%
6,400	Drive Shack, Inc.	26,560

	MACHINERY-CONSTRUCTION & MINING - 1.9%
1,800	Terex Corp.	56,520

	MISCELLANEOUS MANUFACTURING - 1.8%
1,400	Colfax Corp. *	54,964

	PHARMACEUTICALS - 0.3%
400	Akorn, Inc. *	9,632

	REAL ESTATE INVESTMENT TRUSTS - 2.7%
1,800	GEO Group, Inc.	83,466

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 41.5% (Continued)
	RETAIL - 2.3%
2,500	Barnes & Noble, Inc.	$ 23,125
100	Nu Skin Enterprises, Inc., Class A	5,554
9,000	Office Depot, Inc.	41,985
		70,664

	TOTAL COMMON STOCK (Cost - $1,254,110)	1,259,594

	REAL ESTATE INVESTMENTS - 23.6%
	Grocery & Pharmacy Portfolio DST (a)(b)(c)	368,500
	New York Power DST (a)(b)(c)	350,002
	TOTAL REAL ESTATE INVESTMENTS (Cost - $1,379,383)	718,502

	SHORT-TERM INVESTMENTS - 34.4%
1,044,356	Fidelity Treasury Obligations Fund, Institutional Class, 0.57% **	1,044,356
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,044,356)	1,044,356

	TOTAL INVESTMENTS - 99.5% (Cost - $3,677,849) (d)	$ 3,022,452
	OTHER ASSETS LESS LIABILITIES - 0.5%	14,009
	NET ASSETS - 100.0%	$ 3,036,461

* Non-income producing security.
** Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
DST - Delaware Statutory Trust.
PLC - Public Liability Company.
(a) Illiquid security.
(b) Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(c) Security is currently being valued by the Pricing Committee according to the Fair Value procedures approved by the Board of Trustees.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,707,862 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 121,431
	Unrealized depreciation:	(806,841)
	Net unrealized depreciation:	$ (685,410)

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 95.9%
	AEROSPACE/DEFENSE - 3.4%
1,150	Lockheed Martin Corp.	$ 307,740
4,600	Moog, Inc. *	309,810
		617,550
	AGRICULTURE - 3.7%
3,000	Philip Morris International, Inc.	338,700
4,600	Universal Corp.	325,450
		664,150
	AIRLINES - 1.3%
5,000	Hawaiian Holdings, Inc. *	232,250

	AUTO PARTS & EQUIPMENT - 1.8%
4,100	Delphi Automotive PLC	330,009

	BANKS - 12.9%
6,500	BB&T Corp.	290,550
6,500	Bank of New York Mellon Corp.	306,995
5,200	Commerce Bancshares, Inc.	292,032
5,750	East West Bancorp, Inc.	296,758
2,400	PNC Financial Services Group, Inc.	288,576
7,100	Sandy Spring Bancorp, Inc.	291,029
36,000	TrustCo Bank Corp.	282,600
5,500	US Bancorp	283,250
		2,331,790
	BUILDING MATERIALS - 3.4%
6,000	AAON, Inc.	212,100
2,250	Universal Forest Products, Inc.	221,715
1,500	Vulcan Materials Co.	180,720
		614,535
	CHEMICALS - 5.3%
5,000	Cabot Corp.	299,550
4,000	El du Pont de Nemours & Co.	321,320
6,200	Innophos Holdings, Inc.	334,614
		955,484
	COAL - 3.0%
10,000	Alliance Holdings GP LP	274,300
12,500	Alliance Resource Partners LP	270,625
		544,925
	COMMERCIAL SERVICES - 7.9%
5,000	ABM Industries, Inc.	218,000
18,000	EVERTEC, Inc.	286,200
7,900	Forrester Research, Inc.	314,025
6,800	Medifast, Inc.	301,716
2,300	S&P Global, Inc.	300,702
		1,420,643
	COMPUTERS - 4.8%
6,600	NCR Corp. *	301,488
3,500	Science Applications International Corp.	260,400
6,600	Seagate Technology PLC	303,138
		865,026
	ELECTRONICS - 6.8%
19,000	AVX Corp.	311,220
11,000	Corning, Inc.	297,000
5,400	Plexus Corp. *	312,120
4,400	Woodward, Inc.	298,848
		1,219,188
	FOOD SERVICE - 1.4%
6,900	Aramark	254,403

	GAS - 1.6%
6,000	UGI Corp.	296,400

	HOUSEHOLD PRODUCTS/WARES - 1.7%
2,350	Kimberly-Clark Corp.	309,330

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 95.9% (Continued)
	HOUSEWARES - 1.7%
5,000	Toro Co.	$ 312,300

	INSURANCE - 5.1%
5,000	Principal Financial Group, Inc.	315,550
2,400	Reinsurance Group of America, Inc.	304,752
6,300	Unum Group	295,407
		915,709
	LEISURE TIME - 1.8%
13,000	Intrawest Resorts Holdings, Inc. *	325,130

	MISCELLANEOUS MANUFACTURING - 7.1%
1,700	3M Co.	325,261
7,200	Donaldson Co., Inc.	327,744
2,350	Illinois Tool Works, Inc.	311,304
2,000	Parker-Hannifin Corp.	320,640
		1,284,949
	OFFICE FURNISHINGS - 1.7%
18,500	Kimball International, Inc.	305,250

	OFFICE/BUSINESS EQUIPMENT - 1.3%
21,000	Eastman Kodak Co. *	241,500

	REAL ESTATE - 3.4%
23,500	Forestar Group, Inc. *	320,775
6,000	RMR Group, Inc.	297,000
		617,775
	REAL ESTATE INVESMENT TRUSTS - 1.6%
11,200	Getty Realty Corp.	283,024

	RETAIL - 5.0%
6,900	Best Buy Co., Inc.	339,135
5,500	Big Lots, Inc.	267,740
4,500	Ross Stores, Inc.	296,415
		903,290
	SAVINGS & LOANS - 3.4%
16,000	EverBank Financial Corp.	311,680
9,000	Washington Federal, Inc.	297,900
		609,580
	SEMICONDUCTORS - 1.9%
8,600	Applied Materials, Inc.	334,540

	SOFTWARE - 2.9%
3,500	Ebix, Inc.	214,375
3,300	Jack Henry & Associates, Inc.	307,230
		521,605

	TOTAL COMMON STOCK (Cost $16,715,932)	17,310,335

	SHORT-TERM INVESTMENTS - 4.0%
722,423	Federated Treasury Obligations Fund, Institutional Class, 0.57% **	722,423
	TOTAL SHORT-TERM INVESTMENTS (Cost $722,423)	722,423

	TOTAL INVESTMENTS (Cost $17,438,355) - 99.9% (a)	18,032,758
	OTHER ASSETS LESS LIABILITIES - 0.1%	21,491
	NET ASSETS - 100.0%	$ 18,054,249

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,429,975 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,078,399
	Unrealized depreciation:	(475,616)
	Net unrealized appreciation:	$ 602,783

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	MUTUAL FUNDS - 70.6%
	ASSET ALLOCATION FUNDS - 14.9%
351,650	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$ 2,197,815

	DEBT FUNDS - 19.0%
35,954	Alphacentric Income Opportunities Fund , Institutional Class +	412,393
157,768	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,517,726
137	Federated Mortgage Fund, Institutional Class	1,306
42,296	Federated Short-Intermediate Total Return Bond Fund, Institutional Class	436,494
40,526	Federated Total Return Government Bond Fund, Institutional Class	435,650
		2,803,569
	EQUITY FUND - 36.7%
66,979	Catalyst Dynamic Alpha Fund, Institutional Class +	1,265,238
140,855	Catalyst MLP & Infrastructure Fund, Institutional Class +	1,025,423
333,187	Rational Defensive Growth Fund, Institutional Class +	1,259,447
214,996	Rational Dividend Capture Fund, Institutional Class +	1,857,563
		5,407,671

	TOTAL MUTUAL FUNDS (Cost - $10,542,151)	10,409,055

	EXCHANGE TRADED FUNDS - 29.3%
	EQUITY FUND - 29.3%
58,183	Ecological Strategy ETF +	2,210,745
56,069	US Equity Rotation Strategy ETF +	2,101,466
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,200,801)	4,312,211

	SHORT-TERM INVESTMENTS - 0.2%
32,059	Fidelity Treasury Obligations Fund, Institutional Class, 0.36% *	32,059
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,059)	32,059

	TOTAL INVESTMENTS - 100.1% (Cost - $13,775,011) (a)	$ 14,753,325
	LIABILITIES LESS OTHER ASSETS - 0.1%	(18,498)
	NET ASSETS - 100.0%	$ 14,734,827

ETF - Exchange Traded Fund.
+ Investment in affiliate.
* Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for tax purposes is $14,297,739 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,103,359
	Unrealized depreciation:	(1,647,773)
	Net unrealized appreciation:	$ 455,586

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
SHORT-TERM INVESTMENTS - 82.0%
14,346,502	Fidelity Institutional Government Portfolio , Institutional Class, 0.60% ** + (Cost - $14,346,502)	$ 14,346,502

	TOTAL INVESTMENTS - 82.0% (Cost - $14,346,502) (a)	$ 14,346,502
	OTHER ASSETS LESS LIABILITIES - 18.0%	3,143,794
	NET ASSETS - 100.0%	$ 17,490,296

** Rate shown represents the rate at March 31, 2017, and is subject to change and resets daily.
+ All or a portion of this investment is a holding of the RDMF Fund Limited CFC.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $14,346,502 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
Unrealized depreciation:		-
	Net unrealized appreciation:	$ -

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 0.3%
32	3M Co.	613,024	June 2017	$ (1,255)
88	Abbott Laboratories	391,336	June 2017	(6,228)
3	Alphabet, Inc.	254,661	June 2017	(2,865)
78	Altria Group, Inc.	557,778	June 2017	(32,971)
4	Amazon.Com, Inc.	355,060	June 2017	15,096
38	Apple, Inc.	546,592	June 2017	11,771
64	AT&T, Inc.	266,240	June 2017	(2,185)
8	AUD/USD Future	610,880	June 2017	1,815
114	Bank of America Corp.	269,268	June 2017	(4,199)
36	Brazil Real Future	1,144,080	May 2017	3,295
29	Chevron Corp.	311,750	June 2017	(5,115)
88	Cisco Systems, Inc.	297,792	June 2017	(3,728)
55	Citigroup, Inc.	329,450	June 2017	2,272
4	Coffee Future +	208,950	May 2017	(7,988)
161	Comcast Corp.	606,004	June 2017	5,357
19	ConocoPhillips	94,867	June 2017	8,598
19	Copper Future +	1,259,938	May 2017	(5,862)
21	Cotton No. 2 Future +	811,965	May 2017	1,290
20	FedEx Corp.	390,800	June 2017	395
45	Halliburton Co.	221,715	June 2017	(5,825)
39	Home Depot, Inc.	573,339	June 2017	(2,716)
81	Intel Corp.	292,572	June 2017	4,578
63	JPMorgan Chase & Co.	554,085	June 2017	(7,549)
9	Live Cattle Future +	399,150	June 2017	(10,170)
54	McDonald's Corp.	700,758	June 2017	3,585
52	Microsoft Corp.	342,888	June 2017	4,025
12	New Zealand $ Future	839,880	June 2017	(1,440)
2	NY Harbor ULSD Future +	132,266	May 2017	5,389
92	Oracle Corp.	410,964	June 2017	(1,149)
10	Palladium Future +	798,150	June 2017	7,505
43	PepsiCo, Inc.	481,600	June 2017	2,495
2	Priceline Group, Inc.	335,366	June 2017	4,702
36	Proctor & Gamble	323,856	June 2017	(4,205)
32	Russian Ruble Future	1,399,200	June 2017	50,313
3	Silver Future +	273,840	May 2017	7,635
33	USD/CNH PH Future	3,318,392	June 2017	(9,683)
23	USD/SEK Future	2,296,793	June 2017	18,225
44	Walt Disney Co.	499,532	March 2017	6,695
	Net Unrealized Gain From Open Long Futures Contracts			$ 49,903

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Long / (Short)		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.3) %
(70)	90-Day EURO$ Future	(17,148,250)	December 2018	$ 4,313
(23)	Bristish Pound Future	(1,804,925)	June 2017	(20,950)
(10)	Bristol-Meyers Squibb Co.	(54,450)	June 2017	2,190
(16)	CHF Currency Future	(2,008,000)	June 2017	7,550
(36)	Cocoa Future +	(754,200)	May 2017	5,500
(19)	EURO FX Currency Future	(2,546,475)	June 2017	9,969
(38)	Gilead Sciences	(258,438)	June 2017	882
(6)	JPY Yen Currency Future	(675,863)	June 2017	(6,050)
(46)	Mexican Peso Future	(1,213,020)	June 2017	(43,470)
(18)	Nike, Inc.	(100,440)	June 2017	(1,179)
(22)	US 10YR Note (CBT)	(2,740,375)	June 2017	(3,860)
(64)	US 2YR Note (CBT)	(13,853,000)	June 2017	(9,672)
(46)	US 5YR Note (CBT)	(5,415,422)	June 2017	(8,922)
(7)	US Long Bond (CBT)	(1,055,906)	June 2017	(3,000)
(19)	Wheat Future (CBT) +	(405,175)	May 2017	8,175
	Net Unrealized Loss From Open Short Futures Contracts			$ (58,524)
	Total Unrealized Gain/Loss from Open Futures Contracts			$ (8,621)

+ All or a portion of this investment is a holding of the RDMF Fund, Ltd.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2017 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$ 59,235,070	$ -	$ -	$ 59,235,070
Preferred Stocks	7,503,491	-	-	7,503,491
Short-Term Investments	10,581,409	-	-	10,581,409
Total Investment Securities	$ 77,319,970	$ -	$ -	$ 77,319,970
Other Financial Instruments:
Short Futures Contracts	$ (34,400)	$ -	$ -	$ (34,400)
Total Investments	$ 77,285,570	$ -	$ -	$ 77,285,570
Risk Managed Emerging Markets Fund
Investment Securities:
Common Stocks	$ 8,485,369	$ -	$ -	$ 8,485,369
Short-Term Investments	447,759	-	-	447,759
Total Investment Securities	$ 8,933,128	$ -	$ -	$ 8,933,128
Other Financial Instruments:
Foreign Exchange Contracts	$ -	$ (29,358)	$ -	$ (29,358)
Total Investments	$ 8,933,128	$ (29,358)	$ -	$ 8,903,770
Real Strategies Fund
Investment Securities:
Common Stocks	$ 1,259,594	$ -	$ -	$ 1,259,594
Real Estate Investments	-	-	718,502	718,502
Short-Term Investments	1,044,356	-	-	1,044,356
Total Investment Securities	$ 2,303,950	$ -	$ 718,502	$ 3,022,452
Defensive Growth Fund
Investment Securities:
Common Stocks	$ 17,310,335	$ -	$ -	$ 17,310,335
Short-Term Investments	722,423	-	-	722,423
Total Investment Securities	$ 18,032,758	$ -	$ -	$ 18,032,758
Strategic Allocation Fund
Investment Securities:
Mutual Funds	$ 10,409,055	$ -	$ -	$ 10,409,055
Exchange-Traded Funds	4,312,211	-	-	4,312,211
Short-Term Investments	32,059	-	-	32,059
Total Investment Securities	$ 14,753,325	$ -	$ -	$ 14,753,325
Dynamic Momentum Fund
Investment Securities:
Short-Term Investments	14,346,502	-	-	14,346,502
Total Investment Securities	$ 14,346,502	$ -	$ -	$ 14,346,502
Other Financial Instruments:
Long Futures Contracts	$ 49,903	$ -	$ -	$ 49,903
Short Futures Contracts	(58,524)	-	-	(58,524)
Total Futures Contracts	(8,621)	-	-	(8,621)
Total Investments	$ 14,337,881	$ -	$ -	$ 14,337,881

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of March 31, 2017:

	Fair Value at	Valuation	Unobservable
Type of Assets	March 31, 2017	Techniques	Input(s)
Real Estate Investments	$ 718,502	Independent Valuation	Discounted Cash Flow Model

The Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Strategies Fund			Real Estate Investments
Balance as of December 31, 2016			$ 1,228,001
Transfer into Level 3			-
Transfer out of Level 3			-
Purchases			-
Sales			-
Realized Gain/(Loss)			-
Change in Unrealized Appreciation/(Depreciation)			(509,499)
Ending Balance as of March 31, 2017			$ 718,502

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2017, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Dividend Capture Fund	Futures	Equity	$ (34,000)
Risk Managed Emerging Markets Fund	Forward Currency Contracts	Foreign Exchange	(29,358)
Dynamic Momentum Fund	Futures	Currency	9,574
Dynamic Momentum Fund	Futures	Commodity	11,474
Dynamic Momentum Fund	Futures	Interest	(21,141)
Dynamic Momentum Fund	Futures	Equity	(8,528)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2017, is a reflection of the volume of derivative activity for the Funds.

The following is a summary of Real Strategies Fund's written option activity for the period ended March 31, 2017:

	Call Options
	Number of Options	Option Premiums
Options outstanding, beginning of year	2,616	$ 141,152
Options written	-	-
Options covered	(1,288)	(72,281)
Options exercised	(560)	(31,471)
Options expired	(768)	(37,400)
Options outstanding, end of period	-	$ -

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 26, 2017

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 26, 2017